Financial Instruments (Schedule of Exposure to Linkage and Foreign Currency Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 46,376	$ 14,954	$ 13,519	$ 22,255
Short-term investments	56,708	37,862
Trade receivables	5,460	8,225
Other current assets	2,054	1,728
Inventory	7,864	4,715
Total current assets	118,462	67,484
Other non-current assets	519	351
Trade receivables	596
Property and equipment, net	4,323	3,615
Deferred tax asset	387	258
Intangible assets, net	1,925	2,258
Long-term investments	5,171	9,017
Total assets	130,996	82,725
Current Liabilities
Trade payables	3,474	5,018
Deferred revenue	3,471	4,031
Other current liabilities	9,874	8,462
Total current liabilities	16,819	17,511
Employee benefits	414	325
Total liabilities	17,233	17,836
Total balance, net	113,763	64,889
Unlinked CPI [Member]
Current Assets
Cash and cash equivalents	9,977	2,300
Short-term investments	15	287
Trade receivables	223	29
Other current assets	974	977
Inventory
Total current assets	11,189	3,593
Other non-current assets
Trade receivables	596
Property and equipment, net
Intangible assets, net
Long-term investments
Total assets	11,785	3,593
Current Liabilities
Trade payables	1,275	1,615
Deferred revenue
Other current liabilities	3,560	2,676
Total current liabilities	4,835	4,291
Employee benefits
Total liabilities	4,835	4,291
Total balance, net	6,950	(698)
Linked CPI [Member]
Current Assets
Cash and cash equivalents
Short-term investments
Trade receivables
Other current assets
Inventory
Total current assets
Other non-current assets	132	93
Trade receivables
Property and equipment, net
Intangible assets, net
Long-term investments
Total assets	132	93
Current Liabilities
Trade payables
Deferred revenue
Other current liabilities
Total current liabilities
Employee benefits
Total liabilities
Total balance, net	132	93
US dollar [Member]
Current Assets
Cash and cash equivalents	35,812	11,923
Short-term investments	56,693	37,575
Trade receivables	4,719	8,000
Other current assets	422	231
Inventory
Total current assets	97,646	57,729
Other non-current assets
Trade receivables
Property and equipment, net
Intangible assets, net
Long-term investments	5,171	9,017
Total assets	102,817	66,746
Current Liabilities
Trade payables	2,199	3,264
Deferred revenue
Other current liabilities	6,028	5,440
Total current liabilities	8,227	8,704
Employee benefits
Total liabilities	8,227	8,704
Total balance, net	94,590	58,042
Euro [Member]
Current Assets
Cash and cash equivalents	587	731
Short-term investments
Trade receivables	518	196
Other current assets
Inventory
Total current assets	1,105	927
Other non-current assets
Trade receivables
Property and equipment, net
Intangible assets, net
Long-term investments
Total assets	1,105	927
Current Liabilities
Trade payables		139
Deferred revenue
Other current liabilities	24	18
Total current liabilities	24	157
Employee benefits
Total liabilities	24	157
Total balance, net	1,081	770
Non - monetary [Member]
Current Assets
Cash and cash equivalents
Short-term investments
Trade receivables
Other current assets	658	520
Inventory	7,864	4,715
Total current assets	8,522	5,235
Other non-current assets	387	258
Trade receivables
Property and equipment, net	4,323	3,615
Intangible assets, net	1,925	2,258
Long-term investments
Total assets	15,157	11,366
Current Liabilities
Trade payables
Deferred revenue	3,471	4,031
Other current liabilities	262	328
Total current liabilities	3,733	4,359
Employee benefits	414	325
Total liabilities	4,147	4,684
Total balance, net	$ 11,010	$ 6,682